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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.
                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Sansar Capital Management, L.L.C.
Address:   25 West 53rd Street
           New York, NY 10019

Form 13F File Number: 028-11727

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Vincent Guacci
Title:     Chief Financial Officer
Phone:     (212) 399-8982

Signature, Place, and Date of Signing:

    /s/ Vincent Guacci           New York, NY           November 14, 2006
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           7

Form 13F Information Table Value Total: $   166,031
                                         (thousands)

List of Other Included Managers:

   None

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                          Form 13F Information Table

COLUMN 1                        COLUMN 2 COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8
--------                        -------- --------- -------- ------------------- ----------- -------- ---------------------
                                                                                                       VOTING AUTHORITY
                                TITLE OF            VALUE    SHRS OR   SH/ PUT/ INVESTMENT   OTHER   ---------------------
NAME OF ISSUER                   CLASS    CUSIP    (x$1000) PRN AMOUNT PRN CALL DISCRECTION MANAGERS   SOLE    SHARED NONE
--------------                  -------- --------- -------- ---------- --- ---- ----------- -------- --------- ------ ----
ASIAINFO HLDGS INC                COM    04518A104  10,527  2,339,408  SH          SOLE              2,339,408
CHUNGHWA TELECOM CO LTD           ADR    17133Q205  20,772  1,200,000  SH          SOLE              1,200,000
CORNING INC                       COM    219350105  23,653    969,000  SH          SOLE                969,000
CORNING INC                       COM    219350105  24,410  1,000,000  SH  CALL    SOLE
SHANDA INTERACTIVE ENTMT LTD      ADR    81941Q203  22,959  1,530,585  SH          SOLE              1,530,585
SOHU COM INC                      COM    83408W103  16,753    760,797  SH          SOLE                760,797
GIGAMEDIA LTD                     ORD    Y2711Y104  46,957  4,192,598  SH          SOLE              4,192,598